Brown Advisory Sustainable Value Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 85.1%
Communication Services - 10.9%
8,203	Alphabet, Inc. - Class C*	853,112
29,583	Comcast Corp.	1,121,492
2,780	Nexstar Media Group, Inc.	479,995
7,080	T-Mobile US, Inc.*	1,025,467
		3,480,066
Consumer Discretionary - 5.8%
6,103	Best Buy Co., Inc.	477,682
4,964	Expedia Group, Inc.*	481,657
13,397	Wyndham Hotels & Resorts, Inc.	908,986
		1,868,325
Consumer Staples - 5.4%
1,724	Target Corp.	285,546
28,005	Unilever PLC ADR	1,454,300
		1,739,846
Energy - 5.7%
27,451	ChampionX Corp.	744,746
21,709	Schlumberger NV	1,065,912
		1,810,658
Financials - 15.7%
1,565	Ameriprise Financial, Inc.	479,673
5,086	Assurant, Inc.	610,676
37,012	Bank of America Corp.	1,058,543
6,180	Charles Schwab Corp.	323,708
19,436	Fidelity National Information Services, Inc.	1,055,958
10,575	KKR & Co., Inc.	555,399
5,801	Morgan Stanley	509,328
12,044	Truist Financial Corp.	410,700
		5,003,985
Health Care - 16.0%
4,186	AbbVie, Inc.	667,123
1,221	Bio-Rad Laboratories, Inc.*	584,883
5,965	Centene Corp.*	377,048
7,554	CVS Health Corp.	561,337
1,014	Elevance Health, Inc.	466,247
6,296	Gilead Sciences, Inc.	522,379
11,038	Medtronic PLC	889,884
9,932	Merck & Co., Inc.	1,056,665
		5,125,566
Industrials - 11.7%
8,780	Ferguson PLC	1,174,325
3,601	Lincoln Electric Holdings, Inc.	608,929
7,840	Masco Corp.	389,805
5,171	Trane Technologies PLC	951,360
4,498	Waste Connections, Inc.	625,537
		3,749,956
Information Technology - 9.2%
3,000	Applied Materials, Inc.	368,490
19,580	Cisco Systems, Inc.	1,023,545
7,940	Cognizant Technology Solutions Corp.	483,784
7,940	Micron Technology, Inc.	479,100
3,069	NXP Semiconductors NV	572,291
		2,927,210
Real Estate - 1.7%
7,255	CBRE Group, Inc.*	528,237
Utilities - 3.0%
12,137	Constellation Energy Corp.	952,755
Total Common Stocks (Cost $27,582,767)		27,186,604

Short-Term Investments - 16.2%
Money Market Funds - 16.2%
5,171,304	First American Government Obligations Fund - Class Z, 4.61%#	5,171,304
Total Short-Term Investments (Cost $5,171,304)		5,171,304
Total Investments - 101.3% (Cost $32,754,071)		32,357,908
Liabilities in Excess of Other Assets - (1.3)%		(418,909)
NET ASSETS - 100.0%		$31,938,999

* Non-income producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.